Other liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other liabilities
Severance payment	kr 170	kr 925
Employee benefits	36,082	34,971
Royalty payable to third party	6,843	6,682
Investment in Beta Bionics	0	22,803
Other payables	29,949	15,483
Total other liabilities	kr 73,044	kr 80,864	[1]	kr 41,454

[1]	See note 1 to the consolidated financial statements.